Impairment losses and goodwill - Goodwill - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 24,192	€ 27,596	€ 27,644
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	33,626	33,273	33,579	€ 32,949
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(9,435)	(5,678)	(5,935)	€ (5,775)
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,364	14,364	14,364
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	14,377
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(13)
Europe (excluding France), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,079	9,512	9,537
Europe (excluding France), operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,712
Europe (excluding France), operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(7,633)
Spain, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	3,170	6,872	6,872
Spain, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,986
Spain, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(3,816)
Poland, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	135	136	140
Poland, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,650
Poland, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(2,515)
Orange Belgium [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	336	336	350
Orange Belgium [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,049
Orange Belgium [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(713)
Orange Romania [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,504	1,236	1,236
Orange Romania [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,074
Orange Romania [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(570)
Orange Slovensko [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806	806	806
Orange Slovensko [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806
Orange Moldova [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	80	76	83
Orange Moldova [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	80
Orange Luxembourg [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	50	50	50
Orange Luxembourg [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	68
Orange Luxembourg [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(19)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,465	1,443	1,481
Africa and Middle-East, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,605
Africa and Middle-East, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(1,140)
Orange Burkina Faso [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428	428	428
Orange Burkina Faso [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428
Orange Cote d'Ivoire [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	375	375	375
Orange Cote d'Ivoire [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	417
Orange Cote d'Ivoire [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(42)
Jordan Telecom and subsidiaries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	111	103	112
Jordan Telecom and subsidiaries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	277
Jordan Telecom and subsidiaries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(166)
Medi Telecom [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	265	253	257
Medi Telecom [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	265
Sierra Leone, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	114	118	134
Sierra Leone, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	114
Orange Cameroun [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	44	44	44
Orange Cameroun [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Orange Cameroun [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(90)
Other African and Middle-East countries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	128	122	131
Other African and Middle-East countries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	971
Other African and Middle-East countries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(843)
Enterprise, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,237	2,225	2,245
Enterprise, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,887
Enterprise, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(649)
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18	18	€ 18
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18
Mobile Financial Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	28	€ 35
Mobile Financial Services, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 28